Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2016
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for PNB and Park at December 31, 2016 and 2015.

	As of December 31, 2016
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.34%	9.87%	9.87%	11.24%
Park National Corporation	9.56%	12.83%	12.55%	14.32%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (PNB only)	5.00%	8.00%	6.50%	10.00%

	As of December 31, 2015
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.06%	9.83%	9.83%	11.37%
Park National Corporation	9.22%	12.82%	12.54%	14.49%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (PNB only)	5.00%	8.00%	6.50%	10.00%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2016
Total Risk-Based Capital (to risk-weighted assets)
PNB	$607,269	11.24%	$432,153	8.00%	$540,192	10.00%
Park	784,406	14.32%	438,231	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$533,215	9.87%	$324,115	6.00%	$432,153	8.00%
Park	702,651	12.83%	328,673	6.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$533,215	7.34%	$290,671	4.00%	$363,339	5.00%
Park	702,651	9.56%	293,916	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$533,215	9.87%	$243,086	4.50%	$351,125	6.50%
Park	687,651	12.55%	246,505	4.50%	N/A	N/A

At December 31, 2015
Total Risk-Based Capital (to risk-weighted assets)
PNB	$588,467	11.37%	$414,079	8.00%	$517,599	10.00%
Park	758,988	14.49%	419,080	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$508,763	9.83%	$310,560	6.00%	$414,079	8.00%
Park	671,664	12.82%	314,310	6.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$508,763	7.06%	$288,147	4.00%	$360,183	5.00%
Park	671,664	9.22%	291,449	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	508,763	9.83%	232,920	4.50%	336,439	6.50%
Park	656,664	12.54%	235,732	4.50%	N/A	N/A